Investment Risks - Invesco EQV Emerging Markets All Cap Fund	Jun. 23, 2025
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	“Growth Investing Risk” is removed from the Summary and Statutory Prospectuses.
Asia Pacific Region Risk (ex-Japan) [Member]
Prospectus [Line Items]
Risk [Text Block]	The risk factor titled “Asia Pacific Region Risk (ex-Japan)” is removed from the Fund’s Summary and Statutory Prospectuses.